UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 12, 2006 to November 10, 2006

Commission File Number of issuing entity: 333-130755-04

Banc of America Commercial Mortgage Trust 2006-5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130755

Banc of America Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Bear Stearns Commerial Mortgage, Inc.
(Exact name of sponsor as specified in its charter)

SunTrust Bank
(Exact name of sponsor as specified in its charter)

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received by the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

(312) 904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-1A, A-M, A-J, B, C, and XP.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Banc of America Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-5 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(b) 99.1
Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 09-Nov-2006 19:17.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	November 20, 2006	Banc of America Commercial Mortgage Inc.

/s/ Peter Cookson
Peter Cookson Senior Vice President